                             MARQUIS PORTFOLIOS(SM)
                                   ISSUED BY

                       BRIGHTHOUSE LIFE INSURANCE COMPANY

           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2017
                      TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Marquis Portfolios(SM) (the "Contract") issued by Brighthouse Life Insurance Company ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
BRIGHTHOUSE FUNDS TRUST I
     BlackRock High Yield Portfolio -- Class A
     Brighthouse Small Cap Value Portfolio -- Class B
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class B Brighthouse/Eaton Vance Floating Rate Portfolio -- Class B
     Brighthouse/Wellington Large Cap Research Portfolio -- Class E Clarion Global Real Estate Portfolio -- Class B
     ClearBridge Aggressive Growth Portfolio -- Class B
     Harris Oakmark International Portfolio -- Class A
     Invesco Comstock Portfolio -- Class B
     Invesco Mid Cap Value Portfolio -- Class B
     Invesco Small Cap Growth Portfolio -- Class A
     JPMorgan Small Cap Value Portfolio -- Class A
     MFS(R) Research International Portfolio -- Class B
     Morgan Stanley Mid Cap Growth Portfolio -- Class B
     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Inflation Protected Bond Portfolio -- Class B
     PIMCO Total Return Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class B

BRIGHTHOUSE FUNDS TRUST II
     BlackRock Bond Income Portfolio -- Class E
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Ultra-Short Term Bond Portfolio -- Class E
  Brighthouse/Dimensional International Small Company Portfolio -- Class B
     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A Jennison Growth Portfolio -- Class B
     Loomis Sayles Small Cap Core Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A
     Neuberger Berman Genesis Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class E
     Western Asset Management U.S. Government Portfolio -- Class A
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Templeton Foreign VIP Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Large Cap Value Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I

     Western Asset Variable Global High Yield Bond Portfolio

Certain Variable Funding Options have been subject to a name change. Please see "Appendix A -- Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT OWNER TRANSACTION EXPENSES


TRANSFER CHARGE................................ $10(1)
(assessed on transfers that exceed 12 per year)
CONTRACT ADMINISTRATIVE CHARGE
Annual Contract Administrative Charge.......... $40(2)

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M & E") of 1.55% and an administrative expense charge of 0.15% on all Contracts. In addition, for optional features there is a 0.25% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all of the charges that may apply, depending on the death benefit and optional features you select:



                                                                                   STANDARD DEATH     ENHANCED DEATH
                                                                                       BENEFIT           BENEFIT
                                                                                  ----------------   ---------------
Mortality and Expense Risk Charge..............................................     1.55%(3)           1.70%(3)
Administrative Expense Charge..................................................     0.15%              0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED.......     1.70%              1.85%
Optional E.S.P. Charge.........................................................     0.25%              0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED................     1.95%              2.10%
Optional GMWB I Charge (maximum upon reset)....................................     1.00%(4)           1.00%(4)
Optional GMWB II Charge (maximum upon reset)...................................     1.00%(4)           1.00%(4)
Optional GMWB III Charge.......................................................     0.25%              0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED................     2.70%              2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED...............     2.70%              2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED..............     1.95%              2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED..........     2.95%              3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED.........     2.95%              3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED........     2.20%              2.35%

------------
(1)   We do not currently assess the transfer charge.

(2) We do not assess this charge if Contract Value is $50,000 or more on the fourth Friday of each August.

(3) We are waiving the following amounts of the Mortality and Expense Risk charge: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Invesco Mid Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MetLife Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the T. Rowe Price Small Cap Growth Portfolio, an
   amount equal to the Underlying Fund expenses that are in excess of 1.50% for the Subaccount investing in the Morgan Stanley Mid Cap Growth
   Portfolio, and an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Money Market Portfolio.

(4) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2016 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9325.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.50%       1.25%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.


                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund................    0.53%     0.25%            0.03%
 American Funds Growth Fund.......................    0.33%     0.25%            0.02%
 American Funds Growth-Income Fund................    0.27%     0.25%            0.02%
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class A........    0.60%       --             0.07%
 Brighthouse Small Cap Value Portfolio --
  Class A++.......................................    0.75%       --             0.04%
 Brighthouse Small Cap Value Portfolio --
  Class B.........................................    0.75%     0.25%            0.04%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A++...................    0.89%       --             0.11%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class B.....................    0.89%     0.25%            0.11%
 Brighthouse/Eaton Vance Floating Rate
  Portfolio -- Class B............................    0.60%     0.25%            0.07%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E...................    0.56%     0.15%            0.03%
 Clarion Global Real Estate Portfolio --
  Class A++.......................................    0.61%       --             0.04%
 Clarion Global Real Estate Portfolio --
  Class B.........................................    0.61%     0.25%            0.04%
 ClearBridge Aggressive Growth Portfolio --
  Class A++.......................................    0.56%       --             0.01%
 ClearBridge Aggressive Growth Portfolio --
  Class B.........................................    0.56%     0.25%            0.01%
 Harris Oakmark International Portfolio --
  Class A.........................................    0.77%       --             0.04%
 Invesco Comstock Portfolio -- Class B............    0.57%     0.25%            0.02%



                                                                     TOTAL       FEE WAIVER    NET TOTAL
                                                      ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                      FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------------- -------------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund................   --             0.81%       --              0.81%
 American Funds Growth Fund.......................   --             0.60%       --              0.60%
 American Funds Growth-Income Fund................   --             0.54%       --              0.54%
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class A........ 0.08%            0.75%       --              0.75%
 Brighthouse Small Cap Value Portfolio --
  Class A++....................................... 0.06%            0.85%     0.01%             0.84%
 Brighthouse Small Cap Value Portfolio --
  Class B......................................... 0.06%            1.10%     0.01%             1.09%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A++...................   --             1.00%     0.06%             0.94%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class B.....................   --             1.25%     0.06%             1.19%
 Brighthouse/Eaton Vance Floating Rate
  Portfolio -- Class B............................   --             0.92%       --              0.92%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E...................   --             0.74%     0.04%             0.70%
 Clarion Global Real Estate Portfolio --
  Class A++.......................................   --             0.65%       --              0.65%
 Clarion Global Real Estate Portfolio --
  Class B.........................................   --             0.90%       --              0.90%
 ClearBridge Aggressive Growth Portfolio --
  Class A++.......................................   --             0.57%     0.02%             0.55%
 ClearBridge Aggressive Growth Portfolio --
  Class B.........................................   --             0.82%     0.02%             0.80%
 Harris Oakmark International Portfolio --
  Class A.........................................   --             0.81%     0.02%             0.79%
 Invesco Comstock Portfolio -- Class B............   --             0.84%     0.02%             0.82%

                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                       FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
 Invesco Mid Cap Value Portfolio -- Class B.....    0.65%     0.25%            0.03%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................    0.85%       --             0.03%
 JPMorgan Small Cap Value Portfolio --
  Class A.......................................    0.78%       --             0.05%
 MFS(R) Research International Portfolio --
  Class B.......................................    0.70%     0.25%            0.04%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B..........................    0.65%     0.25%            0.05%
 Oppenheimer Global Equity Portfolio --
  Class B.......................................    0.66%     0.25%            0.05%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A++........................    0.47%       --             0.28%
 PIMCO Inflation Protected Bond
  Portfolio -- Class B..........................    0.47%     0.25%            0.28%
 PIMCO Total Return Portfolio -- Class B........    0.48%     0.25%            0.05%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.......................................    0.57%     0.25%            0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.....................................    0.57%     0.15%            0.02%
 T. Rowe Price Mid Cap Growth Portfolio --
  Class B++.....................................    0.75%     0.25%            0.03%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class E.......................................    0.33%     0.15%            0.04%
 BlackRock Capital Appreciation
  Portfolio -- Class A..........................    0.70%       --             0.02%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class E..........................    0.35%     0.15%            0.03%
 Brighthouse/Dimensional International
  Small Company Portfolio -- Class B............    0.81%     0.25%            0.12%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A............    0.70%       --             0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D++.....................................    0.72%     0.10%            0.03%
 Jennison Growth Portfolio -- Class B...........    0.60%     0.25%            0.02%
 Loomis Sayles Small Cap Core Portfolio --
  Class B.......................................    0.90%     0.25%            0.06%
 MFS(R) Total Return Portfolio -- Class F.......    0.56%     0.20%            0.05%
 MFS(R) Value Portfolio -- Class A..............    0.70%       --             0.02%
 Neuberger Berman Genesis Portfolio --
  Class A++.....................................    0.81%       --             0.04%
 Neuberger Berman Genesis Portfolio --
  Class B.......................................    0.81%     0.25%            0.04%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B++........................    0.60%     0.25%            0.02%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B++........................    0.47%     0.25%            0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class E............    0.57%     0.15%            0.03%
 Western Asset Management
  U.S. Government Portfolio -- Class A..........    0.47%       --             0.03%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Mid Cap Portfolio++............................    0.55%     0.25%            0.08%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Small-Mid Cap Growth VIP
  Fund++........................................    0.79%     0.25%            0.05%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                   AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------ -------------- ----------- --------------- -----------
 Invesco Mid Cap Value Portfolio -- Class B..... 0.05%            0.98%     0.02%             0.96%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................   --             0.88%     0.02%             0.86%
 JPMorgan Small Cap Value Portfolio --
  Class A.......................................   --             0.83%     0.10%             0.73%
 MFS(R) Research International Portfolio --
  Class B.......................................   --             0.99%     0.06%             0.93%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B..........................   --             0.95%     0.01%             0.94%
 Oppenheimer Global Equity Portfolio --
  Class B.......................................   --             0.96%     0.10%             0.86%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A++........................   --             0.75%     0.01%             0.74%
 PIMCO Inflation Protected Bond
  Portfolio -- Class B..........................   --             1.00%     0.01%             0.99%
 PIMCO Total Return Portfolio -- Class B........   --             0.78%     0.03%             0.75%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.......................................   --             0.84%     0.03%             0.81%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.....................................   --             0.74%     0.03%             0.71%
 T. Rowe Price Mid Cap Growth Portfolio --
  Class B++.....................................   --             1.03%       --              1.03%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class E.......................................   --             0.52%       --              0.52%
 BlackRock Capital Appreciation
  Portfolio -- Class A..........................   --             0.72%     0.09%             0.63%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class E..........................   --             0.53%     0.02%             0.51%
 Brighthouse/Dimensional International
  Small Company Portfolio -- Class B............   --             1.18%     0.01%             1.17%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A............   --             0.72%     0.11%             0.61%
 Frontier Mid Cap Growth Portfolio --
  Class D++.....................................   --             0.85%     0.02%             0.83%
 Jennison Growth Portfolio -- Class B...........   --             0.87%     0.08%             0.79%
 Loomis Sayles Small Cap Core Portfolio --
  Class B....................................... 0.04%            1.25%     0.08%             1.17%
 MFS(R) Total Return Portfolio -- Class F.......   --             0.81%       --              0.81%
 MFS(R) Value Portfolio -- Class A..............   --             0.72%     0.14%             0.58%
 Neuberger Berman Genesis Portfolio --
  Class A++.....................................   --             0.85%     0.01%             0.84%
 Neuberger Berman Genesis Portfolio --
  Class B.......................................   --             1.10%     0.01%             1.09%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B++........................   --             0.87%     0.02%             0.85%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B++........................   --             0.75%       --              0.75%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class E............ 0.01%            0.76%     0.05%             0.71%
 Western Asset Management
  U.S. Government Portfolio -- Class A..........   --             0.50%     0.01%             0.49%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Mid Cap Portfolio++............................   --             0.88%       --              0.88%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Small-Mid Cap Growth VIP
  Fund++........................................ 0.01%            1.10%     0.02%             1.08%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 Templeton Foreign VIP Fund......................    0.78%     0.25%            0.04%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio++..........................    0.64%     0.25%            0.09%
 Overseas Portfolio++............................    0.40%     0.25%            0.12%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio++....................................    0.75%     --               0.05%
 ClearBridge Variable Appreciation
  Portfolio......................................    0.70%     --               0.05%
 ClearBridge Variable Dividend Strategy
  Portfolio++....................................    0.75%     --               0.07%
 ClearBridge Variable Large Cap Growth
  Portfolio++....................................    0.75%     --               0.11%
 ClearBridge Variable Large Cap Value
  Portfolio......................................    0.65%     --               0.07%
 ClearBridge Variable Mid Cap Portfolio++........    0.75%     --               0.12%
 ClearBridge Variable Small Cap Growth
  Portfolio......................................    0.75%     --               0.08%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio++.........    0.45%     --               0.06%
 Western Asset Variable Global High Yield
  Bond Portfolio.................................    0.70%     --             0.11%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
 Templeton Foreign VIP Fund...................... 0.01%            1.08%     0.02%           1.06%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio++.......................... --               0.98%       --            0.98%
 Overseas Portfolio++............................ --               0.77%       --            0.77%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio++.................................... --               0.80%       --            0.80%
 ClearBridge Variable Appreciation
  Portfolio...................................... --               0.75%       --            0.75%
 ClearBridge Variable Dividend Strategy
  Portfolio++.................................... --               0.82%       --            0.82%
 ClearBridge Variable Large Cap Growth
  Portfolio++.................................... --               0.86%     0.06%           0.80%
 ClearBridge Variable Large Cap Value
  Portfolio...................................... --               0.72%       --            0.72%
 ClearBridge Variable Mid Cap Portfolio++........ --               0.87%       --            0.87%
 ClearBridge Variable Small Cap Growth
  Portfolio...................................... --               0.83%       --            0.83%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio++......... --               0.51%       --            0.51%
 Western Asset Variable Global High Yield
  Bond Portfolio................................. --               0.81%       --            0.81%

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


PAYMENTS WE RECEIVE. Effective March 6, 2017, MetLife Advisers, LLC changed its name to Brighthouse Investment Advisers, LLC.

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9325 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


            UNDERLYING FUND                     INVESTMENT OBJECTIVE           INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ------------------------------------ --------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.   Capital Research and Management
                                                                             Company
American Funds Growth Fund              Seeks growth of capital.             Capital Research and Management
                                                                             Company

            UNDERLYING FUND                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- -------------------------------------
American Funds Growth-Income           Seeks long-term growth of capital and     Capital Research and Management
 Fund                                  income.                                   Company
BRIGHTHOUSE FUNDS TRUST I
BlackRock High Yield Portfolio --      Seeks to maximize total return,           Brighthouse Investment Advisers, LLC
 Class A                               consistent with income generation         Subadviser: BlackRock Financial
                                       and prudent investment management.        Management, Inc.
Brighthouse Small Cap Value            Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A++                                                          Subadvisers: Delaware Investments
                                                                                 Fund Advisers; Wells Capital
                                                                                 Management Incorporated
Brighthouse Small Cap Value            Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadvisers: Delaware Investments
                                                                                 Fund Advisers; Wells Capital
                                                                                 Management Incorporated
Brighthouse/Aberdeen Emerging          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Markets Equity Portfolio --                                                     Subadviser: Aberdeen Asset Managers
 Class A++                                                                       Limited
Brighthouse/Aberdeen Emerging          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Markets Equity Portfolio -- Class B                                             Subadviser: Aberdeen Asset Managers
                                                                                 Limited
Brighthouse/Eaton Vance Floating       Seeks a high level of current income.     Brighthouse Investment Advisers, LLC
 Rate Portfolio -- Class B                                                       Subadviser: Eaton Vance
                                                                                 Management
Brighthouse/Wellington Large Cap       Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Research Portfolio -- Class E                                                   Subadviser: Wellington Management
                                                                                 Company LLP
Clarion Global Real Estate             Seeks total return through investment     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A++                in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current     LLC
                                       income.
Clarion Global Real Estate             Seeks total return through investment     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current     LLC
                                       income.
ClearBridge Aggressive Growth          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class A++                                                          Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Aggressive Growth          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: ClearBridge Investments,
                                                                                 LLC
Harris Oakmark International           Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio --          Seeks capital growth and income.          Brighthouse Investment Advisers, LLC
 Class B                                                                         Subadviser: Invesco Advisers, Inc.
Invesco Mid Cap Value Portfolio --     Seeks high total return by investing in   Brighthouse Investment Advisers, LLC
 Class B                               equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                       companies.
Invesco Small Cap Growth               Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Invesco Advisers, Inc.

           UNDERLYING FUND                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------- ----------------------------------------- --------------------------------------
JPMorgan Small Cap Value              Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                           Subadviser: J.P. Morgan Investment
                                                                                Management Inc.
MFS(R) Research International         Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: Massachusetts Financial
                                                                                Services Company
Morgan Stanley Mid Cap Growth         Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: Morgan Stanley
                                                                                Investment Management Inc.
Oppenheimer Global Equity             Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond        Seeks maximum real return,                Brighthouse Investment Advisers, LLC
 Portfolio -- Class A++               consistent with preservation of capital   Subadviser: Pacific Investment
                                      and prudent investment management.        Management Company LLC
PIMCO Inflation Protected Bond        Seeks maximum real return,                Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                 consistent with preservation of capital   Subadviser: Pacific Investment
                                      and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --       Seeks maximum total return,               Brighthouse Investment Advisers, LLC
 Class B                              consistent with the preservation of       Subadviser: Pacific Investment
                                      capital and prudent investment            Management Company LLC
                                      management.
T. Rowe Price Large Cap Value         Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                 by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                      believed to be undervalued. Income        Inc.
                                      is a secondary objective.
T. Rowe Price Large Cap Value         Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class E++               by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                      believed to be undervalued. Income        Inc.
                                      is a secondary objective.
T. Rowe Price Mid Cap Growth          Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class B++                                                         Subadviser: T. Rowe Price Associates,
                                                                                Inc.
BRIGHTHOUSE FUNDS TRUST II
BlackRock Bond Income Portfolio --    Seeks a competitive total return          Brighthouse Investment Advisers, LLC
 Class E                              primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                      fixed-income securities.
BlackRock Capital Appreciation        Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                           Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond       Seeks a high level of current income      Brighthouse Investment Advisers, LLC
 Portfolio -- Class E                 consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                      capital.
Brighthouse/Dimensional               Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 International Small Company                                                    Subadviser: Dimensional Fund
 Portfolio -- Class B                                                           Advisors LP
Brighthouse/Wellington Core Equity    Seeks to provide a growing stream of      Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class A   income over time and, secondarily,        Subadviser: Wellington Management
                                      long-term capital appreciation and        Company LLP
                                      current income.

              UNDERLYING FUND                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ----------------------------------------- --------------------------------------
Frontier Mid Cap Growth Portfolio --       Seeks maximum capital appreciation.       Brighthouse Investment Advisers, LLC
 Class D++                                                                           Subadviser: Frontier Capital
                                                                                     Management Company, LLC
Jennison Growth Portfolio -- Class B       Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
                                                                                     Subadviser: Jennison Associates LLC
Loomis Sayles Small Cap Core               Seeks long-term capital growth from       Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      investments in common stocks or           Subadviser: Loomis, Sayles &
                                           other equity securities.                  Company, L.P.
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through    Brighthouse Investment Advisers, LLC
                                           investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                     Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                                     Subadviser: Massachusetts Financial
                                                                                     Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting       Brighthouse Investment Advisers, LLC
 Portfolio -- Class A++                    principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Investment Advisers LLC
Neuberger Berman Genesis                   Seeks high total return, consisting       Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Investment Advisers LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class B++                                                              Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
T. Rowe Price Small Cap Growth             Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio -- Class B++                                                              Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
Western Asset Management Strategic         Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of           Subadviser: Western Asset
 Class E                                   capital.                                  Management Company
Western Asset Management                   Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio --              consistent with preservation of capital   Subadviser: Western Asset
 Class A                                   and maintenance of liquidity.             Management Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Mid Cap Portfolio++                        Seeks long-term growth of capital.        Fidelity Management & Research
                                                                                     Company
                                                                                     Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Franklin Small-Mid Cap Growth VIP          Seeks long-term capital growth.           Franklin Advisers, Inc.
 Fund++
Templeton Foreign VIP Fund                 Seeks long-term capital growth.           Templeton Investment Counsel, LLC
JANUS ASPEN SERIES -- SERVICE SHARES
Enterprise Portfolio++                     Seeks long-term growth of capital.        Janus Capital Management LLC
Overseas Portfolio++                       Seeks long-term growth of capital.        Janus Capital Management LLC

            UNDERLYING FUND                      INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
-------------------------------------- --------------------------------------- -------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive        Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio++                                                            LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Appreciation      Seeks long-term capital appreciation.   Legg Mason Partners Fund Advisor,
 Portfolio                                                                     LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Dividend          Seeks dividend income, growth of        Legg Mason Partners Fund Advisor,
 Strategy Portfolio++                  dividend income and long-term           LLC
                                       capital appreciation.                   Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Large Cap         Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio++                                                            LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Portfolio                             Current income is a secondary           LLC
                                       objective.                              Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Mid Cap           Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Portfolio++                                                                   LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                              LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Core Plus VIT            Seeks to maximize total return,         Legg Mason Partners Fund Advisor,
 Portfolio++                           consistent with prudent investment      LLC
                                       management and liquidity needs, by      Subadvisers: Western Asset
                                       investing to obtain an average          Management Company; Western
                                       duration within 30% of the average      Asset Management Company
                                       duration of the domestic bond market    Limited; Western Asset Management
                                       as a whole.                             Company Ltd.; Western Asset
                                                                               Management Company Pte Ltd.
Western Asset Variable Global High     Seeks to maximize total return.         Legg Mason Partners Fund Advisor,
 Yield Bond Portfolio                                                          LLC
                                                                               Subadvisers: Western Asset
                                                                               Management Company; Western
                                                                               Asset Management Company
                                                                               Limited; Western Asset Management
                                                                               Company Pte. Ltd.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


Certain Variable Funding Options have been subject to a name change. Please see "Appendix A -- Additional Information Regarding Underlying Funds" for more information.

                            ASSET ALLOCATION PROGRAM
--------------------------------------------------------------------------------
The Asset Allocation Program is not offered by this Prospectus and is not a part of your contract. The Asset Allocation Program is a separate service we make available in connection with the contract, at no additional charge to you, to help you select Variable Funding Options. You should be aware that certain aspects of the administration of this Program are provided by your selling firm and are dependent upon the ability of the selling firm to provide that administrative support. WHEN YOU PURCHASE THE CONTRACT, YOU ARE REQUIRED TO ENROLL IN THE ASSET ALLOCATION PROGRAM. At the time the Contract is issued, and at any time you change or update your asset allocation model with your registered representative, your default investment allocation for the Purchase Payments and automatic rebalancing will be set in accordance with the one model you select. Although the Marquis Portfolios Contract is designed to work together with the Asset Allocation Program, at any time after the Contract is issued, you may transfer Account Value or change the investment allocation for future Purchase Payments and automatic rebalancing, without any investment allocation restrictions related to the Asset Allocation Program. However, if you wish to change your investment allocation to an allocation that is not in accordance with any of the models, or transfer to an allocation outside any of the models, you will need to contact us at our Home Office. Asset allocation, in general, is an investment strategy intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class refers to a category of investments having similar characteristics, such as stocks and other equities, bonds and other fixed income investments, and cash equivalents. There are further divisions within asset classes, for example, divisions according to the size of the issuer (large cap, mid cap, small cap), the type of issuer (government, municipal, corporate, etc.) or the location of the issuer (domestic, foreign, etc.).

If you elect to participate in the Asset Allocation Program, our affiliate MetLife Advisers, LLC ("MetLife Advisers"), an investment adviser registered under the Investment Advisers Act of 1940, will serve as your investment adviser, but solely for the purpose of developing and updating the models. MetLife Advisers currently follows the recommendations of an independent third-party consultant in providing this service. From time to time, MetLife Advisers may select a different consultant, to the extent permitted under applicable law. MetLife Advisers also serves as the investment adviser to certain Underlying Funds available under the contract and receives compensation for those services. (See Fee Table -- Underlying Fund Fees and Expenses). However, MetLife Advisers receives no compensation for services it performs in developing and updating the asset allocation models discussed below.

It is your responsibility to select or change your model and your Variable Funding Options. Your registered representative can provide you with information that may assist you in selecting a model and your Variable Funding Options. Once you select a model and the Variable Funding Options, these selections will remain unchanged until you elect to revise the Variable Funding Options allocations, select a new model, or both. Although the models are designed to maximize investment returns and reduce volatility for a given level of risk, there is no guarantee that an asset allocation model will not lose money or experience volatility. A model may fail to perform as intended, or may perform worse than any single Underlying Fund, asset class or different combination of Underlying Funds. In addition, the model is subject to all of the risks associated with its Underlying Funds. If, from time to time, MetLife Advisers changes the models, the flows of money into and out of Underlying Funds may generate higher brokerage and administrative costs for those portfolios, or such changes may disrupt an Underlying Fund's management strategy.

In the Asset Allocation Program, you will choose to allocate your purchase payments among a set of Variable Funding Options you select using one of the asset allocation models MetLife Advisers provides. An asset allocation model is a set of target percentages for asset classes or sub-classes that represent the principal investments of the available Underlying Funds. There currently are twenty asset allocation models, a disciplined and a flexible model for each of ten levels of risk tolerance and return potential (generally, asset classes and sub-classes with higher potential returns have greater risk of losses and experience greater volatility). Disciplined models are designed to be constructed only from Underlying Funds that adhere strictly to their stated investment styles and invest in specific asset classes or sub-classes, whereas flexible models can include allocations to Underlying Funds that may invest across multiple asset classes or sub-classes, or that may move between investment styles, or asset classes or sub-classes, depending on market conditions or other factors.

A disciplined or flexible asset allocation model will be suggested based on your responses to a profile questionnaire that seeks to measure your personal investment risk tolerance, investment time horizon, financial goals and other factors. In order to participate in this program, you will need to complete the questionnaire. Although you may only use one model at a time, you may elect to change to a different model as your tolerance for risk and/or your needs and objectives change. Using the questionnaire and in consultation with your registered representative, you may determine a different model better meets your risk tolerance and time horizons. There is no fee to change to a different model or for a change to the Variable Funding Options allocations.

MetLife Advisers, through its consultant as described above, periodically reviews the models (typically annually) and may find that asset allocations within a particular model may need to be changed. Similarly, the principal investments, investment style, or investment manager of an Underlying Fund may change such that it is no longer appropriate for a model, or it may become appropriate for a model. Also, from time to time, we may change the Underlying Funds available under the contract. (See The Annuity Contract -- The Variable Funding Options). As a result of the periodic review and/or any changes in available Underlying Funds, each model may change and asset classes or sub-classes may be added or deleted. We will provide notice regarding any such changes, and you, in consultation with your registered representative, may wish to revise your Variable Funding Options allocations based on these model and Underlying Fund changes. You are not required to make any changes, and if you take no action your current allocations will continue in effect.

If you also participate in the Automatic Rebalancing Program, the allocations in your models will be applied under the terms of that program. Transfers among Variable Funding Options due to a change in the models or your selection of a different model are not taken into account in determining any transfer fee. FOR PURPOSES OF THE LIMIT ON THE NUMBER OF VARIABLE FUNDING OPTIONS IN A SINGLE PURCHASE PAYMENT ALLOCATION OR TRANSFER REQUEST, EACH UNDERLYING FUND IN AN ASSET ALLOCATION MODEL IS COUNTED SEPARATELY; AN ASSET ALLOCATION MODEL IS NOT COUNTED AS A SINGLE VARIABLE FUNDING OPTION.

We and our affiliates, including MetLife Advisers, receive greater compensation and/or profits from certain Underlying Funds than we receive from other Underlying Funds. Therefore, it is conceivable that MetLife Advisers may have an incentive to develop models in such a way that larger allocations will be made to more profitable Underlying Funds. Also, MetLife Advisers, in its capacity as investment adviser to certain of the Underlying Funds, may believe that certain Underlying Funds it manages may benefit from additional assets or could be harmed by redemptions. As a fiduciary, MetLife Advisers legally is obligated to disregard these incentives. In addition, MetLife Advisers believes that following the recommendations of an independent third-party to develop and update the asset allocation models may reduce or eliminate the potential for MetLife Advisers to be influenced by these competing interests. As described above, from time to time, MetLife Advisers may select a different consultant to provide these recommendations, to the extent permitted under applicable law.

For more information about MetLife Advisers and its role as investment adviser for the Asset Allocation Program, please see the disclosure document, which is available to you at no charge, containing information from Part II of its Form ADV, the SEC investment adviser registration form. Your registered representative can provide you this disclosure document, or you can request a copy by writing to MetLife Advisers, LLC, c/o MetLife Investors USA Insurance Company, P.O. Box 10426, Des Moines, Iowa 50306-0426. We may perform certain administrative functions on behalf of our affiliate, MetLife Advisers; however, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available.



                                   TRANSFERS
--------------------------------------------------------------------------------
The following paragraphs in the RESTRICTIONS ON FREQUENT TRANSFERS section have been modified:


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; the second occurrence will result in imposition of this restriction for a six-month period; a second third occurrence will result in the permanent imposition of the restriction.

Some of the Contracts are on a different administrative system for purposes of monitoring for deterring frequent transfers. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply different frequent transfer criteria restrictions (the "Alternative Frequent Transfer Criteria Restrictions") when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits. Under the Alternative Frequent Transfer Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

For the Contracts to which we apply the Alternative Frequent Transfer Criteria Restrictions, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:
reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

For the Contracts to which we apply the Alternative Frequent Transfer Restrictions, a first occurrence will result in a warning letter; any additional occurrence thereafter will result in imposition of the Alternative Frequent Transfer Restrictions for a six-month period.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a second third occurrence will result in the permanent imposition of the restriction. Large transfers under Contracts to which we apply our Alternative Frequent Transfer Criteria Restrictions will be subject to the above-described restrictions applicable to such Contracts. For those Contracts, a first occurrence will result in a warning letter; any additional occurrence thereafter will result in imposition of the Alternative Frequent Transfer Restrictions for a six-month period.



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


Brighthouse Life Insurance Company (the Company) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior March 6, 2017, the Company was known as MetLife Insurance Company USA. The Company is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a subsidiary of, and controlled by, MetLife, Inc., a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The Company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

PLANNED SEPARATION FROM METLIFE, INC. In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the U.S. Securities and Exchange Commission (the SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.

To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including the Company, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.

Following the Distribution, if it occurs, the Company will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/companysearch.html.

No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. The Company will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on the the Company's financial strength and claims-paying ability.


THE SEPARATE ACCOUNT

Prior to March 6, 2017, the Separate Account was known as MetLife of CT Separate Account Eleven for Variable Annuities.


DISTRIBUTOR

We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including sales distribution expenses.

All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.)

These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.


FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds and Trusts were subject to name changes. The chart below identifies the former name and new name of each of these Underlying Funds and Trusts.


UNDERLYING FUND AND TRUST NAME CHANGES
The following former Underlying Funds and Trusts were renamed.


                       FORMER NAME                                             NEW NAME
-------------------------------------------------------- ----------------------------------------------------
MET INVESTORS SERIES TRUST                               BRIGHTHOUSE FUNDS TRUST I
 Met/Aberdeen Emerging Markets Equity Portfolio           Brighthouse/Aberdeen Emerging Markets Equity
                                                          Portfolio
 Met/Eaton Vance Floating Rate Portfolio                  Brighthouse/Eaton Vance Floating Rate Portfolio
 MetLife Small Cap Value Portfolio                        Brighthouse Small Cap Value Portfolio
 Met/Wellington Large Cap Research Portfolio              Brighthouse/Wellington Large Cap Research Portfolio

METROPOLITAN SERIES FUND                                 BRIGHTHOUSE FUNDS TRUST II
 Met/Dimensional International Small Company Portfolio    Brighthouse/Dimensional International Small Company
                                                          Portfolio
 Met/Wellington Core Equity Opportunities Portfolio       Brighthouse/Wellington Core Equity Opportunities
                                                          Portfolio

                      THIS PAGE INTENTIONALLY LEFT BLANK.